Trade accounts and other accounts payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade accounts and other accounts payable
Trade payables	$ 8,122,486	$ 4,516,424	$ 3,972,460
Sundry creditors and expenses payable	854,565	532,679	518,711
Provisions	74,146	24,099	64,154
Statutory employee profit sharing	291,744	62,075	86,710
Retained payroll taxes and other local taxes	359,379	375,086	275,214
Direct employee benefits	311,367	232,083	213,345
Interest payable	1,436	10,575	28,060
Others	133	116	173
Trade and other current payables	$ 10,015,256	$ 5,753,137	$ 5,158,827